LEASES (Schedule of Lease Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Interest expense on lease liabilities	$ 165	$ 315
Exchange rate differences	(237)	(31)
CPI expenses on lease liabilities and right-of-use assets	95	47
Depreciation expenses on right-of-use assets	726	$ 606
Income (expense) due to removal of lease liabilities and right-of-use assets	$ 1